Columbia Acorn Trust

                        Supplement dated January 26, 2006
                       to Prospectus dated May 1, 2005 of
                  Columbia Acorn USA-- Class A, B and C shares

Effective February 3, 2006, the investment minimum for initial investments (by purchase, exchange or certain transfers) of Class A, B and C shares of Columbia Acorn USA will be $75,000.

In addition, effective February 3, 2006:

1. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $75,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

2. The table entitled "Class A Sales Charges" is revised in its entirety as follows:


-----------------------------------------------------------------------------------------------------------
Class A Sales Charges
-----------------------------------------------------------------------------------------------------------

                                                                SALES CHARGE AS % OF:
                                                                                           % OF OFFERING
                                                                                                PRICE
                                                                                    NET      RETAINED BY
                                                                   OFFERING       AMOUNT      FINANCIAL
AMOUNT OF PURCHASE*                                                 PRICE        INVESTED      ADVISOR
Less than $75,000**                                                  5.75          6.10          5.00
--------------------------------------------------------------- --------------- ----------- ---------------
$75,000 to less than $100,000                                        4.50          4.71          3.75
--------------------------------------------------------------- --------------- ----------- ---------------
$100,000 to less than $250,000                                       3.50          3.63          2.75
--------------------------------------------------------------- --------------- ----------- ---------------
$250,000 to less than $500,000                                       2.50          2.56          2.00
--------------------------------------------------------------- --------------- ----------- ---------------
$500,000 or more                                                     2.00          2.04          1.75
--------------------------------------------------------------- --------------- ----------- ---------------

* Mutual fund wrap programs and group retirement plans that invest $75,000 or more in Class A shares of the Fund will not be subject to a sales charge.

** Only applicable to accounts opened prior to February 3, 2006.

3. The section entitled "Statement of Intent" is revised in its entirety as follows:

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $75,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.


                                                              SUP-47/105397-0106

                       Columbia Acorn USA - Class Z shares

                      Supplement dated January 26, 2006 to
                          Prospectus dated May 1, 2005

Effective February 3, 2006, the investment minimum for initial investments (by purchase, exchange or certain transfers) of Class Z shares of Columbia Acorn USA will be $75,000. However, certain Eligible Investors, described in the prospectus, who are subject to no minimum initial investment will not be subject to the $75,000 investment minimum.


                                                              SUP-47/105611-0106

                              Columbia Acorn Trust

                        Supplement dated January 26, 2006
                       to Prospectus dated May 1, 2005 of
                  Columbia Acorn Fund-- Class A, B and C shares

Effective February 3, 2006, the investment minimum for initial investments (by purchase, exchange or certain transfers) of Class A, B and C shares of Columbia Acorn Fund will be $75,000.

In addition, effective February 3, 2006:

1. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $75,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

2. The table entitled "Class A Sales Charges" is revised in its entirety as follows:


-----------------------------------------------------------------------------------------------------------
Class A Sales Charges
-----------------------------------------------------------------------------------------------------------

                                                               SALES CHARGE AS % OF:
                                                                                           % OF OFFERING
                                                                                                PRICE
                                                                                    NET      RETAINED BY
                                                                   OFFERING       AMOUNT      FINANCIAL
AMOUNT OF PURCHASE*                                                 PRICE        INVESTED      ADVISOR
Less than $75,000**                                                  5.75          6.10          5.00
--------------------------------------------------------------- --------------- ----------- ---------------
$75,000 to less than $100,000                                        4.50          4.71          3.75
--------------------------------------------------------------- --------------- ----------- ---------------
$100,000 to less than $250,000                                       3.50          3.63          2.75
--------------------------------------------------------------- --------------- ----------- ---------------
$250,000 to less than $500,000                                       2.50          2.56          2.00
--------------------------------------------------------------- --------------- ----------- ---------------
$500,000 or more                                                     2.00          2.04          1.75
--------------------------------------------------------------- --------------- ----------- ---------------

* Mutual fund wrap programs and group retirement plans that invest $75,000 or more in Class A shares of the Fund will not be subject to a sales charge.

** Only applicable to accounts opened prior to February 3, 2006.

3. The section entitled "Statement of Intent" is revised in its entirety as follows:

STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $75,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.


                                                              SUP-47/105396-0106

                      Columbia Acorn Fund - Class Z shares

                      Supplement dated January 26, 2006 to
                          Prospectus dated May 1, 2005

Effective February 3, 2006, the investment minimum for initial investments (by purchase, exchange or certain transfers) of Class Z shares of Columbia Acorn Fund will be $75,000. However, certain Eligible Investors, described in the prospectus, who are subject to no minimum initial investment will not be subject to the $75,000 investment minimum.


                                                              SUP-47/105609-0106